Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies [Abstract]
Future minimum rental receipts

Year ended December 31,	Amount
2017	$210,265
2018	141,801
2019	102,351
2020	89,965
2021	54,585
Thereafter	167,559
Total	$766,526